Shareholder Report, Holdings (Details)	Aug. 31, 2024
SoFi Next 500 ETF | Dynatrace, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
SoFi Next 500 ETF | Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
SoFi Next 500 ETF | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
SoFi Next 500 ETF | Nutanix, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
SoFi Next 500 ETF | Pure Storage, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
SoFi Next 500 ETF | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
SoFi Next 500 ETF | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
SoFi Next 500 ETF | Molson Coors Brewing Co. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
SoFi Next 500 ETF | Interactive Brokers Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
SoFi Next 500 ETF | Kimco Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
SoFi Next 500 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
SoFi Next 500 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
SoFi Next 500 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
SoFi Next 500 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
SoFi Next 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
SoFi Next 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SoFi Next 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Next 500 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Next 500 ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SoFi Next 500 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SoFi Social 50 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
SoFi Social 50 ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
SoFi Social 50 ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
SoFi Social 50 ETF | Microsoft Corp.Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
SoFi Social 50 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
SoFi Social 50 ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Social 50 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
SoFi Social 50 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
SoFi Social 50 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Rivian Automotive, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
SoFi Social 50 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
SoFi Social 50 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SoFi Social 50 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Social 50 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
SoFi Social 50 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
SoFi Social 50 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Social 50 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
SoFi Social 50 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 3.88%, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.09%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 4.50%, 11/30/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.41%
SoFi Enhanced Yield ETF | United States Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $6,150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $4,880.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
SoFi Enhanced Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(9.40%)
SoFi Enhanced Yield ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	110.20%
SoFi Enhanced Yield ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
SoFi Enhanced Yield ETF | Options Written [Member]
Holdings [Line Items]
Percent of Total Investments	(9.30%)
SoFi Select 500 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
SoFi Select 500 ETF | Microsoft Corp.Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SoFi Select 500 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
SoFi Select 500 ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Select 500 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SoFi Select 500 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SoFi Select 500 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SoFi Select 500 ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Select 500 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Select 500 ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Select 500 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
SoFi Select 500 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
SoFi Select 500 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SoFi Select 500 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SoFi Select 500 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
SoFi Select 500 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SoFi Select 500 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
SoFi Select 500 ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Select 500 ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SoFi Select 500 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%